Fair Value of Financial Information (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Carrying amounts and fair values of financial instruments
Presented in the tables below are the carrying amounts, including fair value adjustments previously recognized in acquisition purchase accounting, and the fair values of the Company’s financial instruments:

	As of June 30, 2026
	Carrying Amount	At Fair Value
		Level 1	Level 2	Level 3	Total
Preferred stock with mandatory redemption requirements	$3	$—	$—	$3	$3
Long-term debt	14,489	12,697	30	623	13,350

	As of December 31, 2025
	Carrying Amount	At Fair Value
		Level 1	Level 2	Level 3	Total
Preferred stock with mandatory redemption requirements	$3	$—	$—	$3	$3
Long-term debt	14,256	11,653	1,065	616	13,334

Schedule of Fair value measurements of assets and liabilities on recurring basis
Presented in the tables below are assets and liabilities measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy:

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Restricted funds	$37	$—	$—	$37
Rabbi trust investments	36	—	—	36
Deposits	139	—	—	139
Other investments:
Money market and other	33	—	—	33
Fixed-income securities	1	2	—	3

Total assets	246	2	—	248

Liabilities:
Deferred compensation obligations	39	—	—	39

Total liabilities	39	—	—	39

Total assets	$207	$2	$—	$209

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Restricted funds	$41	$—	$—	$41
Rabbi trust investments	32	—	—	32
Deposits	124	—	—	124
Other investments:
Money market and other	20	—	—	20
Fixed-income securities	28	7	—	35
Mark-to-market derivative asset	—	2	—	2

Total assets	245	9	—	254

Liabilities:
Deferred compensation obligations	38	—	—	38

Total liabilities	38	—	—	38

Total assets	$207	$9	$—	$216

Schedule of Unrealized positions for available-for-sale fixed-income securities
The following tables summarize the unrealized positions for
available-for-sale
fixed-income securities:

	As of June 30, 2026
	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale fixed-income securities	$3	$—	$—	$3

	As of December 31, 2025
	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale fixed-income securities	$36	$—	$1	$35

Schedule of Investments classified by contractual maturity date
The fair value of the Company’s
available-for-sale
fixed-income securities, summarized by contractual maturities, as of June 30, 2026, is as follows:

Amount
Other investments - Available-for-sale fixed-income securities
1 year - 5 years	$1
5 years - 10 years	1
Greater than 10 years	1

Total	$3